REVENUE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,392		$ 1,392		$ 1,381
Revenues relating to contract liabilities outstanding	123	$ 112	274	$ 257
Transaction price allocated to remaining performance obligations	$ 2,500		$ 2,500		$ 2,200